Preferred and Common Stock (Details)		3 Months Ended		12 Months Ended
	Jul. 14, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) director Vote $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jan. 15, 2021 $ / shares shares
Preferred and Common Stock
Number of common stock that each share of preferred stock may be converted into		2		2	2
Issuance costs recorded as reduction of additional paid-in capital | $		$ 132,301	$ 788,996	$ 1,251,000	$ 823,000
Number of votes for preferred shareholders | Vote				1
Number of directors entitled to be elected by common stockholders | director				2
Number of directors entitled to be elected by preferred stockholders after the elections by common stockholders | director				1
Number of shares issued upon conversion of each preferred stock | shares				2
Series A Preferred Stock
Preferred and Common Stock
Original issue price				$ 4.00
Series B Preferred Stock
Preferred and Common Stock
Maximum number of shares issuable, pursuant to notice of qualification | shares							4,784,689
Maximum number of bonus shares issuable, pursuant to notice of qualification | shares							478,468
Offering price per share						$ 7.52	$ 6.27
Number of common stock that each share of preferred stock may be converted into							2
Original issue price				6.27
Original issue price, two				7.52
Series C Preferred Stock
Preferred and Common Stock
Maximum proceeds to be raised by issuance of shares | $	$ 5,000,000
Number of common stock shares sold | shares	499,500
Offering price per share	$ 10.01
Number of common stock that each share of preferred stock may be converted into	2
Original issue price				$ 10.01